Revenue - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contract With Customer [Line Items]
Revenues	$ 7,275,000	$ 4,867,000	$ 13,537,000	$ 8,663,000	$ 20,012,064	$ 13,966,251
Contract assets	0		0		0	0
Contract liabilities	0		0		0	5,000
Shipping and Handling Fees [Member]
Revenue From Contract With Customer [Line Items]
Revenues	$ 395,000	$ 163,000	$ 784,000	$ 220,000	$ 800,000	$ 400,000